DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DEFINED CONTRIBUTION PENSION
Total	$ 155	$ 160
Research and development
DEFINED CONTRIBUTION PENSION
Total	90	108
Selling, general and administrative
DEFINED CONTRIBUTION PENSION
Total	$ 65	$ 52